Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 18.5
Expiration date	Dec. 31, 2032
Valuation allowance, percentage of deferred tax assets	100.00%
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 12.6
Expiration date	Dec. 31, 2017